CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 1,401	$ 93	$ 2,832
TOTAL REVENUES	1,401	93	2,832
Cost of revenues	(4,546)	(859)	(19,641)
GROSS (LOSS) INCOME	(3,145)	(766)	(16,809)
OPERATING EXPENSES
Selling, general and administrative expenses	303,195	85,686	86,848
TOTAL OPERATING EXPENSES	303,195	85,686	86,848
LOSS FROM CONTINUING OPERATIONS	(306,340)	(86,452)	(103,657)
OTHER INCOME (EXPENSE)
Other income	0	2,850	0
Interest income	0	0	31
Other expense	0	0	(3,810)
TOTAL OTHER EXPENSE, NET	0	2,850	(3,779)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(306,340)	(83,602)	(107,436)
INCOME TAX EXPENSE OF CONTINUING OPERATIONS	0	0	0
NET LOSS FROM CONTINUING OPERATIONS	(306,340)	(83,602)	(107,436)
Net loss from discontinued operations, net of tax	0	(64,084)	0
NET LOSS	(306,340)	(147,686)	(107,436)
Comprehensive loss:
Net loss	(306,340)	(147,686)	(107,436)
Foreign currency translation (loss) income	0	2	(1,704)
Total comprehensive loss	$ (306,340)	$ (147,684)	$ (109,140)
Loss per share:
Net loss from continuing operations per share of ordinary share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Net loss from discontinued operations per share of ordinary share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of ordinary shares outstanding:
Basic and diluted	109,915,584	109,545,271	108,591,506